Loans and Debentures (Schedule of Movements of Reconciliation Liabilities to Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes as a result of cash flows from financing activities
Proceeds from issuance of debentures, less issuance expenses	$ 0	$ 0	$ 262,750
Receipt of loans	391,447	102,331	343,126
Interest paid	(41,135)	(25,428)	(31,523)
Prepaid costs for loans taken	(19,508)	(2,845)	(4,991)
Loans and credit [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	516,195	488,455
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	405,460	88,651
Repayment of debentures and loans	(123,237)	(21,601)
Interest paid	(30,270)	(11,058)
Prepaid costs for loans taken		(2,845)
Net cash provided by/(used in) financing activities	251,953	53,147
Effect of changes in foreign currency exchange rates	(533)	(51,435)
Increase Decrease Through Interest In Period	51,180	27,444
Changes in fair value, application of hedge accounting and other	10,179	(1,416)
Business combination	83,385
Balance as at December 31	912,359	516,195	488,455
Loans from holders of interests that do not confer financial control [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	124,152	139,838
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	30,357	13,680
Repayment of debentures and loans	(33,389)	(25,617)
Interest paid	(593)	(2,094)
Prepaid costs for loans taken		0
Net cash provided by/(used in) financing activities	(3,625)	(14,031)
Effect of changes in foreign currency exchange rates	2,218	(8,419)
Increase Decrease Through Interest In Period	7,179	6,764
Changes in fair value, application of hedge accounting and other	(463)	0
Business combination	0
Balance as at December 31	129,461	124,152	139,838
Debentures [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	526,771	586,600
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	0	0
Receipt of loans	0	0
Repayment of debentures and loans	(8,451)	(5,972)
Interest paid	(6,133)	(11,889)
Prepaid costs for loans taken		0
Net cash provided by/(used in) financing activities	(14,584)	(17,861)
Effect of changes in foreign currency exchange rates	0	(68,696)
Increase Decrease Through Interest In Period	21,658	26,728
Changes in fair value, application of hedge accounting and other	(7,061)	0
Business combination	0
Balance as at December 31	526,784	526,771	586,600
Interest SWAP contracts designated for hedging [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as at January 1	(16,087)	(8,305)
Changes as a result of cash flows from financing activities
Payment in respect of derivative financial instruments, net	2,385	(923)
Receipt of loans	0	0
Repayment of debentures and loans	0	0
Interest paid	0	0
Prepaid costs for loans taken		0
Net cash provided by/(used in) financing activities	2,385	(923)
Effect of changes in foreign currency exchange rates	(241)	967
Increase Decrease Through Interest In Period	3,027	0
Changes in fair value, application of hedge accounting and other	2,065	(7,826)
Business combination	0
Balance as at December 31	$ (14,905)	$ (16,087)	$ (8,305)